Pensions and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Pension Plans [Abstract]
Summary of Defined Benefit and OPEB Plan Obligation and Funded Status

A) Defined Benefit and OPEB Plan Obligation and Funded Status

Information related to defined benefit pension and OPEB plans, based on actuarial estimations, is:

	Pension Benefits		OPEB
As at December 31,	2019	2018	2019	2018
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	167	181	21	22
Current Service Costs	11	13	1	1
Interest Costs (1)	6	6	1	1
Benefits Paid	(36)	(33)	(2)	(2)
Plan Participant Contributions	2	2	-	-
Past Service Costs – Curtailments	-	(2)	-	-
Re-measurements:
(Gains) Losses From Experience Adjustments	(4)	-	-	-
(Gains) Losses From Changes in Financial Assumptions	12	-	1	(1)
Defined Benefit Obligation, End of Year	158	167	22	21

Plan Assets
Fair Value of Plan Assets, Beginning of Year	113	141	-	-
Employer Contributions	9	6	-	-
Plan Participant Contributions	2	2	-	-
Benefits Paid	(35)	(33)	-	-
Interest Income (1)	3	4	-	-
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	15	(7)	-	-
Fair Value of Plan Assets, End of Year	107	113	-	-

Pension and OPEB (Liability) (2)	(51)	(54)	(22)	(21)
(1)	Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)	Pension and OPEB liabilities are included in other liabilities on the Consolidated Balance Sheets.

Summary of Pension and OPEB Costs

B) Pension and OPEB Costs

	Pension Benefits			OPEB
For the years ended December 31,	2019	2018	2017	2019	2018	2017
Defined Benefit Plan Cost
Current Service Costs	11	13	14	1	1	2
Past Service Costs – Curtailments	-	(2)	(6)	-	-	(1)
Net Interest Costs	3	3	3	1	1	1
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(15)	7	(9)	-	-	-
(Gains) Losses From Experience Adjustments	(4)	-	1	-	-	-
(Gains) Losses From Changes in Demographic Assumptions	-	-	-	-	-	(1)
(Gains) Losses From Changes in Financial Assumptions	12	-	(2)	1	(1)	(1)
Defined Benefit Plan Cost (Recovery)	7	21	1	3	1	-
Defined Contribution Plan Cost	21	22	27	-	-	-
Total Plan Cost	28	43	28	3	1	-

Summary of Fair Value of the Plan Assets

The fair value of the plan assets is:

As at December 31,	2019	2018
Equity Funds	59	70
Fixed Income Funds	35	29
Listed Infrastructure Funds	9	-
Non-Invested Assets	2	12
Cash and Cash Equivalents	2	2
	107	113

Summary of principal weighted average actuarial assumptions used to determine benefit obligations and expenses

The principal weighted average actuarial assumptions used to determine benefit obligations and expenses are as follows:

	Pension Benefits			OPEB
For the years ended December 31,	2019	2018	2017	2019	2018	2017
Discount Rate	3.00%	3.50%	3.50%	3.00%	3.50%	3.25%
Future Salary Growth Rate	3.94%	3.88%	3.81%	5.08%	5.08%	5.08%
Average Longevity (years)	88.2	88.2	88.0	88.2	88.1	88.0
Health Care Cost Trend Rate	N/A	N/A	N/A	6.00%	6.00%	6.00%

Sensitivity of defined benefit and OPEB obligation to changes in relevant actuarial assumptions

The sensitivity of the defined benefit and OPEB obligation to changes in relevant actuarial assumptions is:

	2019		2018
As at December 31,	Increase	Decrease	Increase	Decrease
One Percent Change:
Discount Rate	(25)	32	(25)	31
Future Salary Growth Rate	3	(3)	3	(2)
Health Care Cost Trend Rate	1	(1)	1	(1)
One Year Change in Assumed Life Expectancy	3	(3)	3	(3)